Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Loan to related parties
Loans to related parties	¥ (858,000)	$ (117,546)		¥ (168,695,802)
Repayment from related parties	363,347	49,778		43,555,000
Service provided by related parties	(47,866)	(6,558)	(14,044)	(5,770,739)
Goods purchased from related parties	(1,939,754)	(265,745)	(2,837,072)	(692,797)
Service provided to related parties	721,657	98,867	2,604,417	1,397,915
Goods sold to related parties	19,727	2,703	23,787
GTI [Member]
Loan to related parties
Loans to related parties				(162,490,000)
Repayment from related parties				42,305,000
Hanyuan [Member]
Loan to related parties
Loans to related parties				(3,237,408)
Qiwen [Member]
Loan to related parties
Loans to related parties				(2,360,000)
Yueyuan [Member]
Loan to related parties
Loans to related parties				(608,394)
Jiangxia WM [Member]
Loan to related parties
Loans to related parties	(858,000)	(117,546)
Yibon [Member]
Loan to related parties
Repayment from related parties	363,347	49,778		1,250,000
Interest income from Yibon	¥ 395,694	$ 54,210	¥ 465,500	¥ 12,333